Sal De La Puna Joint Venture - Summary of Joint Arrangement Accounted for Using Equity Method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Share of loss of Sal de la Puna	$ 0	$ 677	$ 1,359
Sal de la Puna
Disclosure of joint ventures [line items]
Investment in Sal de la Puna, Beginning Balance	181,270	0
Acquisition of interest in Sal de la Puna		182,136
Contribution to investment in Sal de la Puna	2,113
Share of loss of Sal de la Puna	(176)	(866)
Investment in Sal de la Puna, Ending Balance	$ 183,207	$ 181,270	$ 0